Discontinued Operations - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities held for sale [line items]
Consideration received - cash and cash equivalents	$ 16,548
Cash and cash equivalents	(2,706)	$ (874)
Trade and other receivables	(1,313)	(1,457)
Other financial assets - current	(76)	(98)
Prepaid expenses and other current assets	(434)	(548)
Computer hardware and other property, net	(473)	(921)
Computer software, net	(908)	(1,458)
Other identifiable intangible assets, net	(3,324)	(5,315)
Goodwill	(5,076)	(15,042)
Other financial assets - non-current	(53)	(83)
Other non-current assets	(446)	(438)
Deferred tax	(31)	(79)
Total assets	(17,047)	(26,480)
Payables, accruals and provisions	1,549	2,086
Deferred revenue	815	937
Other financial liabilities - current	95	129
Provisions and other non-current liabilities	1,268	1,740
Other financial liabilities - non-current	79	279
Deferred tax	799	708
Total liabilities	7,821	12,905
Non-controlling interests disposed		498
Cumulative foreign currency translation adjustments	3,102
Opening balance 45% equity investment in Refinitiv	2,207	$ 167
Discontinued operations [member]
Disclosure of assets and liabilities held for sale [line items]
Cash and cash equivalents	(460)
Trade and other receivables	(646)
Other financial assets - current	(21)
Prepaid expenses and other current assets	(202)
Computer hardware and other property, net	(481)
Computer software, net	(850)
Other identifiable intangible assets, net	(1,912)
Goodwill	(9,885)
Other financial assets - non-current	(64)
Other non-current assets	(87)
Deferred tax	(14)
Total assets	(14,622)
Payables, accruals and provisions	844
Deferred revenue	207
Other financial liabilities - current	8
Provisions and other non-current liabilities	383
Other financial liabilities - non-current	1
Deferred tax	331
Total liabilities	1,774
Net assets disposed	(12,848)
Non-controlling interests disposed	527
Cumulative foreign currency translation adjustments	(3,102)
Other	(144)
Gain on sale before income tax	3,081
Discontinued operations [member] | Refinitiv [member]
Disclosure of assets and liabilities held for sale [line items]
Opening balance 45% equity investment in Refinitiv	$ 2,100